IMPAIRMENT OF NON-CURRENT ASSETS (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Impairment of long-term assets:
Number of vessels | vessel	7
Impairment charge	$ 0	$ 1,706,000	$ 1,957,000
Vessels, net	2,077,059,000	$ 2,153,831,000
Golar Arctic
Impairment of long-term assets:
Impairment charge	0
Market value	84,300,000
Vessels, net	137,600,000
Deficit	53,300,000
Golar Bear
Impairment of long-term assets:
Market value	187,300,000
Vessels, net	189,400,000
Deficit	2,100,000
Golar Frost
Impairment of long-term assets:
Market value	187,800,000
Vessels, net	193,600,000
Deficit	5,800,000
Golar Ice
Impairment of long-term assets:
Market value	190,000,000
Vessels, net	198,000,000
Deficit	8,000,000
Golar Kelvin
Impairment of long-term assets:
Market value	189,800,000
Vessels, net	191,400,000
Deficit	1,600,000
Golar Snow
Impairment of long-term assets:
Market value	189,500,000
Vessels, net	197,700,000
Deficit	8,200,000
Golar Viking
Impairment of long-term assets:
Market value	88,500,000
Vessels, net	116,400,000
Deficit	$ 27,900,000